Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Schedule of Pension Expected Future Benefit Payments [Line Items]
2016	$ 146
2017	290
2018	175
2019	140
2020	120
2021 and thereafter	$ 748